Investments in Equity Method Affiliates Textblock	12 Months Ended
Jun. 30, 2011
Investments in Equity Method Affiliates [Abstract]
Investments in Equity Method Affiliates [Text Block]
10.	Investments in Equity Method Affiliates

The Company's newly acquired subsidiary HongAo owns 50% and 20% equity interest in two companies incorporated in China, respectively. These investee companies have no operations so far. They are accounted for as equity method affiliates.

Investment in equity method affiliates as of June 30, 2011 represented the Company's share of these affiliates' net assets on that date.